PREMISES AND EQUIPMENT (Schedule of Premises and Equipment Outstanding) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 8,808	$ 8,437
Less: Accumulated depreciation	2,611	2,359
Total premises and equipment	6,197	6,078
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	1,132	1,132
Building [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	6,043	5,740
Furniture, fixture, and equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	1,574	1,506
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 59	$ 59